Dec. 21, 2020
INVESCO EXCHANGE-TRADED SELF-INDEXED FUND TRUSTSUPPLEMENT DATED October 5, 2021 TO THE PROSPECTUSESDATED DECEMBER 21, 2020, AS Previously supplemented, OF:Invesco BulletShares 2021 USD Emerging Markets Debt ETF (BSAE)
Invesco BulletShares 2023 USD Emerging Markets Debt ETF (BSCE)
(each, a “Fund”)Each Fund has changed its classification from “non-diversified” to “diversified” and therefore is now required to meet certain diversification requirements under the Investment Company Act of 1940. All references in each Fund’s Prospectus with regard to the Fund being “non-diversified” are hereby deleted in their entirety.Please Retain This Supplement For Future Reference.P-SIFT-PRO-SUP 100521